united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 681370

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	INVESTMENTS- 113.8%
	COMMON STOCK - 113.8%
	AGRICULTURE - 8.0%
804,586	Cadiz, Inc. * +	$ 12,109,019

	COMMERCIAL SERVICES - 4.5%
85,036	NorthStar Asset Management Group, Inc.	6,852,201

	ELECTRIC- 6.1%
238,317	Brookfield Infrastructure Partners LP	9,215,718

	ENGINEERING & CONSTRUCTION - 2.5%
13,637,500	13 Holdings Ltd. *	3,772,840

	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc. +	191,900

	LEISURE TIME - 5.6%
2,024,520	Drive Shack, Inc. +	8,401,758

	LODGING - 8.4%
115,000	Las Vegas Sands Corp. +	6,563,050
224,400	MGM Resorts International * +	6,148,560
		12,711,610
	REITS-APARTMENTS - 0.2%
1,100	Essex Property Trust, Inc. +	254,683

	REITS-DIVERSIFIED - 29.3%
66,400	American Tower Corp.	8,070,256
82,000	CoreSite Realty Corp.	7,384,100
76,400	Crown Castle International Corp. +	7,215,980
16,000	Equinox, Inc.	6,405,920
485,000	New Residential Investment Corp. +	8,235,300
58,800	SBA Communications Corp. - Class A * +	7,077,756
		44,389,312
	REITS-HEALTH CARE - 5.9%
120,000	Healthcare Realty Trust, Inc.	3,900,000
159,000	Healthcare Trust of America, Inc. - Class A +	5,002,140
		8,902,140
	REITS-MANUFACTURED HOMES - 5.0%
20,300	Equity Lifestyle Properties, Inc. +	1,564,318
73,700	Sun Communities, Inc. +	5,920,321
		7,484,639
	REITS-OFFICE PROPERTY - 8.5%
55,000	Alexandria Real Estate Equities, Inc. +	6,078,600
20,000	Boston Properties, Inc. +	2,648,200
119,600	Hudson Pacific Properties, Inc.	4,142,944
		12,869,744
	REITS-REGIONAL MALLS - 2.5%
57,500	Taubman Centers, Inc. +	3,796,150

	REITS-SHOPPING CENTERS - 5.5%
67,500	Acadia Realty Trust +	2,029,050
38,500	Federal Realty Investment Trust +	5,139,750
57,000	Retail Opportunity Investments Corp. +	1,198,710
		8,367,510
	REITS-STORAGE - 11.2%
228,000	CubeSmart	5,918,880
79,200	Extra Space Storage, Inc.	5,891,688
217,000	National Storage Affiliates Trust +	5,186,300
		16,996,868
	REITS-WAREHOUSE - 10.5%
167,500	CyrusOne, Inc. +	8,621,225
149,700	QTS Realty Trust, Inc. +	7,297,875
		15,919,100

	TOTAL COMMON STOCK (Cost - $145,369,419)	172,235,192

The accompanying notes are an integral part of these financial statements.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Dividend Rate (%)	Maturity Date		Value
	PREFERRED STOCK - 0.0%
	LEISURE TIME - 0.0%
200	Drive Shack, Inc. (Cost - $4,977)	8.375	Perpetual		$ 4,980

	TOTAL INVESTMENTS - 113.8% (Cost - $145,374,396) (a)				$ 172,240,172
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.8) %				(20,899,598)
	NET ASSETS - 100.0%				$ 151,340,574

	SECURITIES SOLD SHORT - (11.6) %
	COMMON STOCK - (11.6) %
	REITS-DIVERSIFIED - (5.0) %
(20,000)	Duke Realty Corp.				$ (525,400)
(200,034)	Tier REIT, Inc.				(3,472,590)
(262,070)	Whitestone REIT				(3,627,049)
					(7,625,039)
	REITS -OFFICE PROPERTY - (3.6) %
(100,134)	Mack-Cali Realty Corp.				(2,697,610)
(142,337)	Parkway Properties, Inc.				(2,831,073)
					(5,528,683)
	REITS - STORAGE - (1.5)
(62,000)	Iron Mountain, Inc.				(2,211,540)

	REITS - WAREHOUSE - (1.5) %
(15,000)	DCT Industrial Trust, Inc.				(721,800)
(107,061)	Monmouth Real Estate Investment Corp.				(1,527,760)
					(2,249,560)

	TOTAL COMMON STOCK (Proceeds - $16,213,827)				$ (17,614,822)

Number of	WRITTEN OPTIONS - (0.0) % *
Contracts **	CALL OPTIONS - (0.0) %		Expiration
(11)	Ecuadoran Sucre, @ $230.00		Apr-17		$ (5,599)

	PUT OPTIONS - (0.0) %
(900)	Drive Shack, @ $4.00		May-17		(18,000)
(45)	Equinix, Inc., @ $380.00		Apr-17		(5,400)
(140)	SBA Communications Corp., @ $115.00		Apr-17		(4,200)
					(27,600)

	TOTAL WRITTEN OPTIONS - (Proceeds - $68,891)				$ (33,199)

REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2017. These securities amounted to $83,622,684.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $146,035,287 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 30,485,637
				Unrealized Depreciation:	(4,280,752)
				Net Unrealized Appreciation:	$ 26,204,885

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares							Value
		MUTUAL FUNDS - 96.1%
		ALTERNATIVE FUND - 28.9%
791,865		CRM Long/Short Opportunities Fund *					$ 7,823,628

		ASSET ALLOCATION FUNDS - 33.5%
468,986		Altegris Futures Evolution Strategy Fund (a)					4,521,022
529,914		Altegris Managed Futures Strategy Fund (a)					4,530,763
							9,051,785
		DEBT FUND - 33.7%
831,493		Western Asset Macro Opportunities Fund - Class I					9,129,792

		TOTAL MUTUAL FUNDS (Cost - $26,365,801)					26,005,205

		TOTAL INVESTMENTS - 96.1% (Cost - $26,365,801) (b)					$ 26,005,205
		OTHER ASSETS LESS LIABILITIES - 3.9%					1,048,560
		NET ASSETS - 100.0%					$ 27,053,765

	*	Non-income producing security.
	(a)	I-class Shares of affiliated investment companies.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,430,178 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
						Unrealized Appreciation:	$ 324,282
						Unrealized Depreciation:	(749,255)
						Net Unrealized Depreciation:	$ (424,973)

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as "affiliated". Transactions in affiliates for the three months ended March 31, 2017 were as follows:

							Value of
		Beginning			Ending	Dividend	affiliates at
		Shares	Additions	Reductions	Shares	Income	March 31, 2017
Altegris Futures Evolution Strategy Fund		508,710	5,682	(45,406)	468,986	$ 24,372	$ 4,521,022
Altegris Managed Futures Strategy Fund		588,216	-	(58,302)	529,914	-	4,530,763

The accompanying notes are an integral part of these financial statements.

Altegris Mutual Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Mutual Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:
Opportunistic Real Estate
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 172,235,192	$ -	$ -	$ 172,235,192
Preferred Stock	4,980			$ 4,980
Total Assets	$ 172,240,172	$ -	$ -	$ 172,240,172
Liabilities
Securities Sold Short*
Common Stock	$ (17,614,822)	$ -	$ -	$ (17,614,822)
Derivatives
Written Options	(33,199)			(33,199)
Total Liabilities	$ (17,648,021)	$ -	$ -	$ (17,648,021)

Altegris Mutual Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Multi-Strategy Alternative
Assets	Level 1	Level 2	Level 3	Total
Affiliated investments *
Mutual Funds	$ 26,005,205	$ -	$ -	$ 26,005,205
* See each Fund's Schedule of Investments for breakdown by industry.
The Funds did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period, January 1, 2017 to March 31, 2017, were as follows:

	Written Call Options		Written Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period, 1/1/2017	500	$ 29,979	200	$ 10,992
Option written	1,511	144,687	3,015	283,864
Options expired	(950)	(62,773)	(1,860)	(193,010)
Options exercised	-	-	-	-
Options closed	(1,050)	(105,954)	(270)	(38,894)
Options outstanding, end of period 3/31/2017	11	$ 5,939	1,085	$ 62,952

Underlying Investment In Other Investment Companies – The Multi-Strategy Alternative Fund currently invests a portion of their assets in Western Asset Macro Opportunities Fund and CRM Long/Short Opportunities Fund. The Fund may redeem their investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Multi-Strategy Alternative Fund may be directly affected by the performance of the Western Asset Macro Opportunities Fund and the CRM Long/Short Opportunities Fund. The financial statements of the Western Asset Macro Opportunities Fund and CRM Long/Short Opportunities Fund, including the portfolio of investments, can be found at the websites www.westernasset.com and www.crmfunds.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of March 31, 2017 the percentage of the Multi-Strategy Alternative Fund invested in the Western Asset Macro Opportunities Fund and CRM Long/Short Opportunities Fund was 33.7% and 28.9%, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President/Principal Executive Officer

Date 5/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President/Principal Executive Officer

Date 5/30/17

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/30/17